UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-01597
                                  ---------------------------
                                   STEWARD FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5847 SAN FELIPE, SUITE 4100, HOUSTON, TX                                 77057
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         (Address of principal executive offices)                     (Zip code)
  Citi FUND SERVICES Ohio, 3435 STELZER ROAD, COLUMBUS, OH               43219
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                     (Name and address of agent for service)
Registrant's telephone number, including area code: 800-262-6631
                                                   --------------

Date of fiscal year end:  April 30, 2009
                         --------------------

Date of reporting period: July 31, 2008
                         --------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([Section][Section]
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [Section]. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in [Section][Section] 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS (99.7%)

AEROSPACE & DEFENSE (2.3%)
General Dynamics Corp.                                     5,080                $    452,831
Goodrich Corp.                                             1,130                      55,528
Honeywell International, Inc.                              6,140                     312,158
L-3 Communications Holdings, Inc.                          3,020                     298,044
Lockheed Martin Corp.                                      4,700                     490,351
Northrop Grumman Corp.                                     3,890                     262,147
Precision Castparts Corp.                                  1,060                      99,036
Raytheon Co.                                               3,880                     220,888
Rockwell Collins, Inc.                                     4,670                     232,052
The Boeing Co.                                             5,808                     354,927
United Technologies Corp.                                  7,410                     474,092
                                                                                ------------
                                                                                   3,252,054
                                                                                ------------
AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.                              5,030                     242,446
Expeditors International of Washington, Inc.               7,920                     281,239
FedEx Corp.                                                2,430                     191,581
United Parcel Service, Inc., Class B                       7,860                     495,809
                                                                                ------------
                                                                                   1,211,075
                                                                                ------------
AIRLINES (0.1%)
Southwest Airlines Co.                                     8,720                     135,945
                                                                                ------------
AUTO COMPONENTS (0.3%)
Goodyear Tire & Rubber Co.(a)                             15,130                     297,002
Johnson Controls, Inc.                                     5,520                     166,483
                                                                                ------------
                                                                                     463,485
                                                                                ------------
AUTOMOBILES (0.4%)
Ford Motor Co.(a)                                         51,250                     246,000
General Motors Corp.                                       4,890                      54,132
Harley-Davidson, Inc.                                      8,820                     333,749
                                                                                ------------
                                                                                     633,881
                                                                                ------------
BEVERAGES (1.5%)
Coca-Cola Co.                                             16,720                     861,080
Coca-Cola Enterprises, Inc.                                3,920                      66,366
Pepsi Bottling Group, Inc.                                 8,660                     241,181
PepsiCo, Inc.                                             15,510                   1,032,345
                                                                                ------------
                                                                                   2,200,972
                                                                                ------------
BIOTECHNOLOGY (2.2%)
Amgen, Inc.(a)                                            15,230                     953,855
Biogen Idec, Inc.(a)                                       6,840                     477,158
Celgene Corp.(a)                                           7,760                     585,802
Genzyme Corp.(a)                                           4,220                     323,463
Gilead Sciences, Inc.(a)                                  13,870                     748,703
PerkinElmer, Inc.                                          1,920                      55,872
                                                                                ------------
                                                                                   3,144,853
                                                                                ------------
BUILDING PRODUCTS (0.1%)
Masco Corp.                                               12,850                     211,896
                                                                                ------------
CAPITAL MARKETS (2.5%)
American Capital Ltd.                                      7,860                     159,715
Ameriprise Financial, Inc.                                 1,896                      80,580
Bank of New York Mellon Corp.                              9,281                     329,475
Charles Schwab Corp.                                       8,380                     191,818
E*TRADE Financial Corp.(a)                                94,200                     284,484
Federated Investors, Inc.                                  7,530                     247,436
Franklin Resources, Inc.                                   2,680                     269,635
Goldman Sachs Group, Inc.                                  3,110                     572,364
Janus Capital Group, Inc.                                  1,360                      41,262
Legg Mason, Inc.                                           1,080                      43,578
Lehman Brothers Holdings, Inc.                             6,870                     119,126
Merrill Lynch & Co., Inc.                                 10,352                     275,881
Morgan Stanley                                            12,470                     492,316
Northern Trust Corp.                                       1,560                     121,945
State Street Corp.                                         3,387                     242,645
T. Rowe Price Group, Inc.                                  2,190                     131,072
                                                                                ------------
                                                                                   3,603,332
                                                                                ------------
CHEMICALS (1.9%)
Air Products & Chemicals, Inc.                             1,630                     155,192
Ashland, Inc.                                              6,710                     280,277
Dow Chemical Co.                                          12,520                     417,041
E.I. Du Pont De Nemours & Co.                              8,010                     350,918
Ecolab, Inc.                                               5,720                     255,684
Hercules, Inc.                                             1,190                      23,860
International Flavors & Fragrances, Inc.                   1,000                      40,220
Monsanto Co.                                               4,190                     499,071
PPG Industries, Inc.                                       1,220                      73,981
Praxair, Inc.                                              2,400                     224,952
Rohm & Haas Co.                                            1,380                     103,500
Sigma-Aldrich Corp.                                        4,610                     280,011
                                                                                ------------
                                                                                   2,704,707
                                                                                ------------
COMMERCIAL BANKS (3.1%)
BB&T Corp.                                                10,740                     300,935
Comerica, Inc.                                             7,290                     209,369
Fifth Third Bancorp                                       11,830                     165,265
First Horizon National Corp.                              18,340                     172,396
Huntington Bancshares, Inc.                               21,450                     150,579
KeyCorp                                                   15,320                     161,626
M&T Bank Corp.                                             2,170                     152,725
Marshall & Ilsley Corp.                                    9,789                     148,793
National City Corp.                                       27,179                     128,557
PNC Financial Services Group, Inc.                         4,364                     311,109
Regions Financial Corp.                                   18,002                     170,659
SunTrust Banks, Inc.                                       5,850                     240,201
U.S. Bancorp                                              18,850                     576,998
Wachovia Corp.                                            23,791                     410,870
Wells Fargo & Co.                                         30,669                     928,351
Zions Bancorp                                              4,590                     134,349
                                                                                ------------
                                                                                   4,362,782
                                                                                ------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Allied Waste Industries, Inc.(a)                          15,880                     192,148
Avery Dennison Corp.                                       2,600                     114,426
Cintas Corp.                                               1,510                      42,944
Equifax, Inc.                                              6,390                     224,225
Monster Worldwide, Inc.(a)                                 1,190                      21,111
Moody's Corp.                                             13,200                     459,492
Pitney Bowes, Inc.                                         8,990                     284,893
R.R. Donnelley & Sons Co.                                  6,380                     170,346

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

COMMERCIAL SERVICES & SUPPLIES -- CONTINUED
Robert Half International, Inc.                            1,710                $     43,246
Total System Services, Inc.                               12,101                     236,938
Waste Management, Inc.                                     6,050                     215,017
                                                                                ------------
                                                                                   2,004,786
                                                                                ------------
COMMUNICATIONS EQUIPMENT (2.2%)
Ciena Corp.(a)                                               882                      18,231
Cisco Systems, Inc.(a)                                    57,570                   1,265,964
Corning, Inc.                                             13,430                     268,734
JDS Uniphase Corp.(a)                                      2,260                      24,702
Juniper Networks, Inc.(a)                                  4,830                     125,725
Motorola, Inc.                                            39,580                     341,971
QUALCOMM, Inc.                                            19,390                   1,073,043
Tellabs, Inc.(a)                                           4,204                      21,609
                                                                                ------------
                                                                                   3,139,979
                                                                                ------------
COMPUTERS & PERIPHERALS (3.9%)
Apple Computer, Inc.(a)                                    8,666                   1,377,461
Dell, Inc.(a)                                             31,050                     762,898
EMC Corp.(a)                                              19,050                     285,941
Hewlett-Packard Co.                                       20,000                     896,000
International Business Machines Corp.                     10,883                   1,392,806
Lexmark International, Inc., Class A(a)                    9,050                     317,474
NetApp, Inc.(a)                                           12,000                     306,600
SanDisk Corp.(a)                                          10,990                     154,959
Sun Microsystems, Inc.(a)                                  7,867                      83,626
Teradata Corp.(a)                                          2,110                      49,416
                                                                                ------------
                                                                                   5,627,181
                                                                                ------------
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                                1,380                     112,263
                                                                                ------------
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.                                         833                      53,470
                                                                                ------------
CONSUMER FINANCE (0.8%)
American Express Co.                                      12,200                     452,864
Capital One Financial Corp.                                5,738                     240,193
Discover Financial Services                                4,270                      62,555
SLM Corp.(a)                                              20,660                     353,906
                                                                                ------------
                                                                                   1,109,518
                                                                                ------------
CONTAINERS & PACKAGING (0.6%)
Ball Corp.                                                 8,310                     370,460
Bemis Co., Inc.                                            7,050                     198,528
Pactiv Corp.(a)                                            7,810                     188,299
Sealed Air Corp.                                           1,650                      35,805
                                                                                ------------
                                                                                     793,092
                                                                                ------------
DISTRIBUTORS (0.1%)
Genuine Parts Co.                                          1,960                      78,616
                                                                                ------------
DIVERSIFIED CONSUMER SERVICES (0.6%)
Apollo Group, Inc., Class A(a)                             7,040                     438,521
H&R Block, Inc.                                           17,020                     414,097
                                                                                ------------
                                                                                     852,618
                                                                                ------------
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Bank of America Corp.                                     44,721                   1,471,321
CIT Group, Inc.                                           20,890                     177,147
Citigroup, Inc.                                           51,000                     953,190
CME Group, Inc.                                              926                     333,480
IntercontinentalExchange, Inc.(a)                          2,970                     296,406
JP Morgan Chase & Co.                                     31,054                   1,261,724
NYSE Euronext                                              3,560                     168,175
                                                                                ------------
                                                                                   4,661,443
                                                                                ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.                                                51,027                   1,572,142
CenturyTel, Inc.                                           1,390                      51,694
Embarq Corp.                                               5,006                     229,125
Frontier Communications Corp.                             18,141                     209,710
Qwest Communications International, Inc.                  14,500                      55,535
Verizon Communications, Inc.                              27,710                     943,248
Windstream Corp.                                          15,884                     189,337
                                                                                ------------
                                                                                   3,250,791
                                                                                ------------
ELECTRIC UTILITIES (2.1%)
Allegheny Energy, Inc.                                     1,650                      79,860
American Electric Power Co., Inc.                          6,840                     270,180
Edison International                                       3,390                     163,873
Entergy Corp.                                              1,620                     173,210
Exelon Corp.                                               5,160                     405,679
FirstEnergy Corp.                                          2,450                     180,198
FPL Group, Inc.                                            3,480                     224,564
Pepco Holdings, Inc.                                      11,110                     277,083
Pinnacle West Capital Corp.                                8,250                     276,953
PPL Corp.                                                  4,000                     187,840
Progress Energy, Inc.                                      8,310                     351,596
Southern Co.                                              11,050                     391,060
                                                                                ------------
                                                                                   2,982,096
                                                                                ------------
ELECTRICAL EQUIPMENT (0.4%)
Cooper Industries Ltd., Class A                            1,450                      61,147
Emerson Electric Co.                                       6,600                     321,420
Rockwell Automation, Inc.                                  3,220                     143,322
                                                                                ------------
                                                                                     525,889
                                                                                ------------
ELECTRONIC COMPONENTS (0.1%)
Tyco Electronics Ltd.                                      4,640                     153,770
                                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Agilent Technologies, Inc.(a)                              3,420                     123,325
Jabil Circuit, Inc.                                       21,020                     341,785
Molex, Inc.                                                1,230                      30,172

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008  (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

ELECTRONIC EQUIPMENT & INSTRUMENTS -- CONTINUED
Waters Corp.(a)                                            4,860                $    330,189
                                                                                ------------
                                                                                     825,471
                                                                                ------------
ENERGY EQUIPMENT & SERVICES (2.7%)
Baker Hughes, Inc.                                         4,140                     343,247
BJ Services Co.                                           12,620                     371,028
Cameron International Corp.(a)                             4,560                     217,786
ENSCO International, Inc.                                  1,250                      86,425
Halliburton Co.                                           13,570                     608,208
Nabors Industries Ltd.(a)                                  2,570                      93,702
National-Oilwell Varco, Inc.(a)                            3,126                     245,797
Noble Corp.                                                2,440                     126,563
Rowan Cos., Inc.                                           1,040                      41,392
Schlumberger Ltd.                                         12,220                   1,241,552
Smith International, Inc.                                  4,170                     310,165
Weatherford International Ltd.(a)                          5,180                     195,441
                                                                                ------------
                                                                                   3,881,306
                                                                                ------------
FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale Corp.                                     3,340                     209,351
CVS Corp.                                                 11,955                     436,358
Safeway, Inc.                                              7,120                     190,246
SUPERVALU, Inc.                                           10,710                     274,390
SYSCO Corp.                                                6,520                     184,907
The Kroger Co.                                            11,400                     322,392
Wal-Mart Stores, Inc.                                     18,820                   1,103,229
Walgreen Co.                                               8,560                     293,951
Whole Foods Market, Inc.                                   1,490                      33,033
                                                                                ------------
                                                                                   3,047,857
                                                                                ------------
FOOD PRODUCTS (2.4%)
Archer-Daniels-Midland Co.                                 5,520                     158,038
Campbell Soup Co.                                          9,470                     344,519
ConAgra Foods, Inc.                                        5,580                     120,974
Dean Foods Co.(a)                                          7,170                     152,721
General Mills, Inc.                                        3,440                     221,502
H.J. Heinz Co.                                             3,700                     186,406
Kellogg Co.                                                7,960                     422,358
Kraft Foods, Inc., Class A                                14,560                     463,299
McCormick & Co., Inc.                                      2,130                      85,413
Sara Lee Corp.                                             7,840                     107,094
The Hershey Co.                                            8,630                     317,325
Tyson Foods, Inc., Class A                                27,280                     406,472
Wm. Wrigley Jr. Co.                                        4,720                     372,691
                                                                                ------------
                                                                                   3,358,812
                                                                                ------------
GAS UTILITIES (0.8%)
Nicor, Inc.                                                6,270                     249,671
Questar Corp.                                              5,060                     267,573
Spectra Energy Corp.                                      25,633                     696,449
                                                                                ------------
                                                                                   1,213,693
                                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Baxter International, Inc.                                 5,680                     389,705
Boston Scientific Corp.(a)                                12,697                     150,967
C.R. Bard, Inc.                                            2,710                     251,596
Covidien Ltd.                                              7,200                     354,528
Hospira, Inc.(a)                                           7,510                     286,582
Intuitive Surgical, Inc.(a)                                1,815                     564,991
Medtronic, Inc.                                           15,000                     792,450
St. Jude Medical, Inc.(a)                                  9,900                     461,142
Stryker Corp.                                              5,750                     369,093
Varian Medical Systems, Inc.(a)                            8,200                     492,000
Zimmer Holdings, Inc.(a)                                   7,820                     538,876
                                                                                ------------
                                                                                   4,651,930
                                                                                ------------
HEALTH CARE PROVIDERS & SERVICES (2.8%)
Aetna, Inc.                                                4,700                     192,747
AmerisourceBergen Corp.                                    9,740                     407,814
Cardinal Health, Inc.                                      5,600                     300,888
CIGNA Corp.                                                2,750                     101,805
Coventry Health Care, Inc.(a)                              7,546                     266,902
Express Scripts, Inc.(a)                                   7,668                     540,901
Humana, Inc.(a)                                            1,530                      67,182
Laboratory Corp. of America Holdings(a)                    4,160                     281,133
McKesson Corp.                                             5,230                     292,828
Medco Health Solutions, Inc.(a)                            4,580                     227,076
Patterson Cos., Inc.(a)                                    9,450                     295,123
Quest Diagnostics, Inc.                                    6,050                     321,618
UnitedHealth Group, Inc.                                  16,154                     453,604
WellPoint, Inc.(a)                                         4,290                     225,011
                                                                                ------------
                                                                                   3,974,632
                                                                                ------------
HEALTH CARE TECHNOLOGY (0.2%)
IMS Health, Inc.                                          16,150                     337,535
                                                                                ------------
HOTELS, RESTAURANTS & LEISURE (1.3%)
Darden Restaurants, Inc.                                  10,390                     338,402
Marriott International, Inc., Class A                      3,020                      78,248
McDonald's Corp.                                           9,620                     575,180
Starbucks Corp.(a)                                        23,660                     347,565
Wendy's International, Inc.                                1,250                      28,688
Wyndham Worldwide Corp.                                    1,870                      33,548
YUM! Brands, Inc.                                         11,780                     421,960
                                                                                ------------
                                                                                   1,823,591
                                                                                ------------
HOUSEHOLD DURABLES (2.1%)
Black & Decker Corp.                                       4,410                     264,688
Centex Corp.                                              15,060                     221,081
D. R. Horton, Inc.                                        47,506                     528,267
Harman International Industries, Inc.                      3,964                     163,198
Jacobs Engineering Group, Inc.(a)                          2,120                     163,961
KB HOME                                                   30,450                     535,615
Leggett & Platt, Inc.                                     13,550                     264,225
Lennar Corp., Class A                                     35,190                     425,799
Newell Rubbermaid, Inc.                                    3,200                      52,896
Pulte Homes, Inc.                                          1,750                      21,367
Snap-on, Inc.                                                520                      29,271
Stanley Works                                                650                      28,912
Whirlpool Corp.                                            3,783                     286,373
                                                                                ------------
                                                                                   2,985,653
                                                                                ------------
HOUSEHOLD PRODUCTS (1.9%)
Clorox Co.                                                 6,600                     359,700

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

HOUSEHOLD PRODUCTS -- CONTINUED
Colgate-Palmolive Co.                                      7,250                $    538,457
Kimberly-Clark Corp.                                       3,870                     223,802
Procter & Gamble Co.                                      24,231                   1,586,646
                                                                                ------------
                                                                                   2,708,605
                                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Constellation Energy Group                                 3,910                     325,156
Dynegy, Inc., Class A(a)                                   4,620                      31,093
The AES Corp.(a)                                          18,410                     297,137
                                                                                ------------
                                                                                     653,386
                                                                                ------------
INDUSTRIAL CONGLOMERATES (2.2%)
3M Co.                                                     5,594                     393,761
General Electric Co.                                      78,930                   2,232,930
Textron, Inc.                                              2,130                      92,591
Tyco International Ltd.                                    8,330                     371,185
                                                                                ------------
                                                                                   3,090,467
                                                                                ------------
INSURANCE (3.8%)
ACE Ltd.                                                   4,700                     238,290
AFLAC, Inc.                                                4,230                     235,230
American International Group, Inc.                        20,800                     541,840
Aon Corp.                                                  2,900                     132,820
Assurant, Inc.                                             1,050                      63,126
Chubb Corp.                                                5,200                     249,808
Cincinnati Financial Corp.                                 6,672                     185,748
Genworth Financial, Inc., Class A                         10,870                     173,594
Hartford Financial Services Group, Inc.                    4,200                     266,238
Lincoln National Corp.                                     4,586                     218,752
Marsh & McLennan Cos., Inc.                               10,670                     301,428
MBIA, Inc.                                                16,760                      99,387
MetLife, Inc.                                              5,850                     297,005
Principal Financial Group, Inc.                            2,340                      99,473
Progressive Corp.                                         27,360                     554,040
Prudential Financial, Inc.                                 3,485                     240,360
SAFECO Corp.                                               6,650                     439,964
The Allstate Corp.                                         9,410                     434,930
The Travelers Cos., Inc.                                   8,730                     385,168
Torchmark Corp.                                              790                      45,860
Unum Group                                                 3,770                      91,083
XL Capital Ltd.                                            6,590                     117,895
                                                                                ------------
                                                                                   5,412,039
                                                                                ------------
INTERNET & CATALOG RETAIL (0.2%)
Expedia, Inc.(a)                                          15,970                     312,533
                                                                                ------------
INTERNET SOFTWARE & SERVICES (1.5%)
Akamai Technologies, Inc.(a)                               8,260                     192,788
Amazon.com, Inc.(a)                                        7,480                     571,023
Google, Inc., Class A(a)                                   2,585                   1,224,644
IAC/InterActiveCorp(a)                                     2,200                      38,412
VeriSign, Inc.(a)                                          2,200                      71,588
                                                                                ------------
                                                                                   2,098,455
                                                                                ------------
IT SERVICES (1.4%)
Affiliated Computer Services, Inc., Class A(a)             1,000                      48,200
Automatic Data Processing, Inc.                            5,630                     240,457
Cognizant Technology Solutions Corp., Class A(a)          14,880                     417,681
Computer Sciences Corp.(a)                                 1,670                      79,108
Convergys Corp.(a)                                         1,890                      24,003
Electronic Data Systems Corp.                             15,730                     390,261
Fidelity National Information Services, Inc.               1,886                      35,740
Fiserv, Inc.(a)                                            6,640                     317,525
Paychex, Inc.                                              3,780                     124,438
Unisys Corp.(a)                                            4,240                      15,646
Western Union Co.                                         13,440                     371,481
                                                                                ------------
                                                                                   2,064,540
                                                                                ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak Co.                                          9,710                     142,154
Hasbro, Inc.                                               1,500                      58,080
Mattel, Inc.                                               8,110                     162,606
                                                                                ------------
                                                                                     362,840
                                                                                ------------
LIFE SCIENCES TOOLS AND SERVICES (0.3%)
Applied Biosystems, Inc.                                   2,490                      91,956
Millipore Corp.(a)                                           690                      48,541
Thermo Fisher Scientific, Inc.(a)                          3,730                     225,740
                                                                                ------------
                                                                                     366,237
                                                                                ------------
MACHINERY (1.9%)
Caterpillar, Inc.                                          8,450                     587,444
Cummins, Inc.                                              5,910                     392,069
Danaher Corp.                                              4,470                     356,035
Deere & Co.                                                3,342                     234,475
Dover Corp.                                                1,780                      88,341
Eaton Corp.                                                1,290                      91,642
Illinois Tool Works, Inc.                                  3,590                     168,192
Ingersoll-Rand Co., Class A                                3,017                     108,612
ITT Industries, Inc.                                       3,870                     259,135
PACCAR, Inc.                                               2,995                     125,970
Pall Corp.                                                 1,130                      45,675
Parker Hannifin Corp.                                      1,215                      74,941
Terex Corp.(a)                                             3,770                     178,434
The Manitowoc Co., Inc.                                    1,180                      31,105
                                                                                ------------
                                                                                   2,742,070
                                                                                ------------
MEDIA (1.1%)
CBS Corp., Class B                                        18,040                     295,134
Gannett Co., Inc.                                         10,590                     191,891
Interpublic Group of Cos., Inc.(a)                         5,610                      49,312
McGraw Hill Cos., Inc.                                     7,020                     285,503
Meredith Corp.                                               810                      20,704
New York Times Co., Class A                               17,080                     215,037
Omnicom Group, Inc.                                        7,410                     316,333

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

MEDIA -- CONTINUED
Scripps Networks Interactive, Class A(a)                   1,970                $     79,864
The Washington Post Co., Class B                             136                      84,082
                                                                                ------------
                                                                                   1,537,860
                                                                                ------------
METALS & MINING (1.8%)
AK Steel Holding Corp.                                       790                      50,165
Alcoa, Inc.                                                6,950                     234,562
Allegheny Technologies, Inc.                                 720                      34,049
Freeport-McMoRan Copper & Gold, Inc., Class B              6,579                     636,518
Newmont Mining Corp.                                       4,390                     210,544
Nucor Corp.                                                8,830                     505,253
Titanium Metals Corp.                                     15,740                     177,232
United States Steel Corp.                                  4,710                     755,296
                                                                                ------------
                                                                                   2,603,619
                                                                                ------------
MULTI-UTILITIES (2.9%)
Ameren Corp.                                               6,000                     246,540
CenterPoint Energy, Inc.                                  13,550                     213,683
CMS Energy Corp.                                           9,990                     134,865
Consolidated Edison, Inc.                                  8,200                     325,540
Dominion Resources, Inc.                                   7,704                     340,363
DTE Energy Co.                                             8,830                     362,030
Duke Energy Corp.                                         26,366                     463,514
Integrys Energy Group, Inc.                                8,978                     458,417
NiSource, Inc.                                            24,310                     415,215
PG&E Corp.                                                 6,780                     261,233
Public Service Enterprise Group, Inc.                      5,166                     215,939
Sempra Energy                                              2,670                     149,947
TECO Energy, Inc.                                         16,620                     308,301
Xcel Energy, Inc.                                         14,180                     284,451
                                                                                ------------
                                                                                   4,180,038
                                                                                ------------
MULTILINE RETAIL (1.4%)
Big Lots, Inc.(a)                                          6,220                     189,461
Dillard's, Inc., Class A                                  29,650                     299,762
Family Dollar Stores, Inc.                                 1,440                      33,552
J.C. Penney Co., Inc.                                      4,640                     143,051
Kohl's Corp.(a)                                            7,040                     295,047
Macy's, Inc.                                              11,172                     210,145
Nordstrom, Inc.                                            1,500                      43,110
Sears Holdings Corp.(a)                                    5,590                     452,790
Target Corp.                                               6,240                     282,235
                                                                                ------------
                                                                                   1,949,153
                                                                                ------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                               10,230                     139,537
                                                                                ------------
OIL, GAS & CONSUMABLE FUELS (9.2%)
Anadarko Petroleum Corp.                                   3,810                     220,637
Apache Corp.                                               5,540                     621,422
Cabot Oil & Gas Corp., Class A                             3,600                     158,436
Chesapeake Energy Corp.                                   10,900                     546,635
Chevron Corp.                                             16,139                   1,364,714
ConocoPhillips                                            15,639                   1,276,455
CONSOL Energy, Inc.                                        3,620                     269,292
Devon Energy Corp.                                         5,860                     556,055
El Paso Corp.                                              6,790                     121,745
EOG Resources, Inc.                                        5,410                     543,867
Exxon Mobil Corp.                                         43,762                   3,519,778
Hess Corp.                                                 2,170                     220,038
Marathon Oil Corp.                                         5,670                     280,495
Massey Energy Co.                                            590                      43,808
Murphy Oil Corp.                                           4,790                     381,907
Noble Energy, Inc.                                         1,210                      89,383
Occidental Petroleum Corp.                                 6,382                     503,093
Peabody Energy Corp.                                       2,170                     146,801
Range Resources Corp.                                      1,290                      62,642
Southwestern Energy Co.(a)                                 6,040                     219,312
Sunoco, Inc.                                               7,470                     303,357
Tesoro Corp.                                               1,160                      17,910
Transocean, Inc.(a)                                        4,250                     578,127
Valero Energy Corp.                                        9,020                     301,358
Williams Cos., Inc.                                        5,280                     169,224
XTO Energy, Inc.                                          12,215                     576,914
                                                                                ------------
                                                                                  13,093,405
                                                                                ------------
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co.                                   11,300                     313,236
MeadWestvaco Corp.                                         5,490                     147,187
Weyerhaeuser Co.                                           5,450                     291,357
                                                                                ------------
                                                                                     751,780
                                                                                ------------
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc.                                       11,430                     484,632
The Estee Lauder Cos., Inc., Class A                       6,440                     284,004
                                                                                ------------
                                                                                     768,636
                                                                                ------------
PHARMACEUTICALS (3.8%)
Abbott Laboratories                                       13,160                     741,434
Allergan, Inc.                                             2,890                     150,078
Bristol-Myers Squibb Co.                                  18,690                     394,733
Eli Lilly & Co.                                            8,970                     422,577
Forest Laboratories, Inc.(a)                              12,820                     455,238
Johnson & Johnson                                         25,660                   1,756,940
King Pharmaceuticals, Inc.(a)                              3,280                      37,753
Merck & Co., Inc.                                         17,670                     581,343
Mylan Laboratories, Inc.(a)                                3,930                      50,972
Schering-Plough Corp.                                     13,260                     279,521
Watson Pharmaceuticals, Inc.(a)                            1,820                      52,616
Wyeth                                                     11,290                     457,471
                                                                                ------------
                                                                                   5,380,676
                                                                                ------------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.2%)
CB Richard Ellis Group, Inc., Class A(a)                  23,710                     333,125
                                                                                ------------
REAL ESTATE INVESTMENT TRUST (1.3%)
Apartment Investment & Management Co., Class A             6,581                     224,873
AvalonBay Communities, Inc.                                  640                      63,814
Boston Properties, Inc.                                      920                      88,495
Developers Diversified Realty Corp.                        4,300                     137,428
Equity Residential                                         6,540                     282,332
General Growth Properties, Inc.                            4,390                     120,330
HCP, Inc.                                                  6,210                     223,995

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

REAL ESTATE INVESTMENT TRUST -- CONTINUED
Host Hotels & Resorts, Inc.                               11,640                $    152,600
Kimco Realty Corp.                                         2,190                      77,285
Plum Creek Timber Co., Inc.                                1,580                      76,978
ProLogis                                                   1,900                      92,872
Public Storage, Inc.                                         887                      72,636
Simon Property Group, Inc.                                 1,770                     163,955
Vornado Realty Trust                                       1,110                     105,528
                                                                                ------------
                                                                                   1,883,121
                                                                                ------------
ROAD & RAIL (1.0%)
Burlington Northern Santa Fe Corp.                         2,310                     240,541
CSX Corp.                                                  3,450                     233,151
Norfolk Southern Corp.                                     3,250                     233,740
Ryder System, Inc.                                         6,820                     449,847
Union Pacific Corp.                                        3,980                     328,111
                                                                                ------------
                                                                                   1,485,390
                                                                                ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Advanced Micro Devices, Inc.(a)                            5,510                      23,197
Altera Corp.                                               3,260                      71,557
Analog Devices, Inc.                                       3,050                      93,056
Applied Materials, Inc.                                   12,470                     215,980
Broadcom Corp., Class A(a)                                 3,760                      91,330
Intel Corp.                                               48,520                   1,076,659
KLA-Tencor Corp.                                           1,180                      44,356
Linear Technology Corp.                                    2,070                      64,274
LSI Logic Corp.(a)                                         6,630                      46,012
MEMC Electronic Materials, Inc.(a)                         3,490                     161,273
Microchip Technology, Inc.                                 1,970                      62,902
Micron Technology, Inc.(a)                                31,080                     150,116
National Semiconductor Corp.                               8,970                     187,921
Novellus Systems, Inc.(a)                                  1,180                      24,037
NVIDIA Corp.(a)                                            9,975                     114,114
QLogic Corp.(a)                                           14,620                     275,441
Teradyne, Inc.(a)                                          1,870                      17,522
Texas Instruments, Inc.                                   11,460                     279,395
Xilinx, Inc.                                               3,090                      76,725
                                                                                ------------
                                                                                   3,075,867
                                                                                ------------
SOFTWARE (3.6%)
Adobe Systems, Inc.(a)                                    11,184                     462,458
Autodesk, Inc.(a)                                          7,790                     248,423
BMC Software, Inc.(a)                                      5,210                     171,357
CA, Inc.                                                   4,790                     114,289
Citrix Systems, Inc.(a)                                    7,390                     196,870
Compuware Corp.(a)                                         3,840                      42,240
Electronic Arts, Inc.(a)                                   5,840                     252,171
Intuit, Inc.(a)                                           14,230                     388,906
Microsoft Corp.                                           71,400                   1,836,408
Novell, Inc.(a)                                            4,510                      25,121
Oracle Corp.(a)                                           45,131                     971,670
Symantec Corp.(a)                                         20,392                     429,660
                                                                                ------------
                                                                                   5,139,573
                                                                                ------------
SPECIALTY RETAIL (2.6%)
Abercrombie & Fitch Co., Class A                           5,150                     284,383
AutoNation, Inc.(a)                                       24,960                     257,587
AutoZone, Inc.(a)                                          2,960                     385,658
Bed Bath & Beyond, Inc.(a)                                14,050                     391,012
Best Buy Co., Inc.                                         7,510                     298,297
GameStop Corp., Class A(a)                                 4,212                     170,628
Gap, Inc.                                                  4,220                      68,026
Home Depot, Inc.                                          14,160                     337,433
Limited Brands                                             9,770                     161,107
Lowe's Cos., Inc.                                         23,880                     485,242
Office Depot, Inc.(a)                                     14,190                      96,492
RadioShack Corp.                                           1,290                      21,517
Staples, Inc.                                              6,585                     148,163
The Sherwin-Williams Co.                                     920                      48,990
Tiffany & Co.                                              1,090                      41,191
TJX Cos., Inc.                                            15,150                     510,707
                                                                                ------------
                                                                                   3,706,433
                                                                                ------------
TEXTILES APPAREL & LUXURY GOODS (1.1%)
Coach, Inc.(a)                                            18,150                     463,006
Jones Apparel Group, Inc.                                 27,220                     455,663
Liz Claiborne, Inc.                                        6,580                      86,001
NIKE, Inc., Class B                                        5,830                     342,104
Polo Ralph Lauren Corp.                                    2,730                     161,534
VF Corp.                                                     810                      57,980
                                                                                ------------
                                                                                   1,566,288
                                                                                ------------
THRIFTS & MORTGAGE FINANCE (0.6%)
Federal Home Loan Mortgage Corp.                          19,000                     155,230
Federal National Mortgage Assoc.                           8,150                      93,725
Hudson City Bancorp, Inc.                                  4,880                      89,109
MGIC Investment Corp.                                      1,130                       7,232
Sovereign Bancorp, Inc.                                   24,068                     229,127
Washington Mutual, Inc.                                   42,656                     227,357
                                                                                ------------
                                                                                     801,780
                                                                                ------------
TRADING COMPANY & DISTRIBUTORS (0.0%)
W.W. Grainger, Inc.                                          430                      38,489
                                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
American Tower Corp., Class A(a)                           3,870                     162,153

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

WIRELESS TELECOMMUNICATION SERVICES -- CONTINUED
Sprint Corp.                                              41,772                $    340,024
                                                                                ------------
                                                                                     502,177
                                                                                ------------
TOTAL COMMON STOCKS (COST $153,099,415)                                          142,119,093
                                                                                ------------
SHORT-TERM INVESTMENT (0.2%)
SSgA U.S. Government Money Market Fund, 2.42%(b)         298,079                     298,079
                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $298,079)                                         298,079
                                                                                ------------
TOTAL INVESTMENTS (COST $ 153,397,494) 99.9%                                     142,417,172

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%                                            88,554
                                                                                ------------
NET ASSETS 100.0%                                                               $142,505,726
                                                                                ============

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of July 31, 2008.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            SHARES OR
                                                                                            PRINCIPAL
                                                                                             AMOUNT                  VALUE
                                                                                           ----------             ------------
CORPORATE BONDS (22.4%)

AEROSPACE & DEFENSE (0.7%)
United Technologies Corp., 6.35%, 3/1/11                                                   $1,000,000             $  1,050,782
                                                                                                                  ------------
ASSET BACKED MORTGAGES (0.6%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35                                         1,000,000                  659,089
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36                                         500,000                  250,605
                                                                                                                  ------------
                                                                                                                       909,694
                                                                                                                  ------------
AUTO MANUFACTURERS (0.3%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                                               500,000                  513,214
                                                                                                                  ------------
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12                                                          715,000                  723,558
                                                                                                                  ------------
CAPITAL MARKETS (1.3%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                                                       500,000                  493,680
Goldman Sachs Group, Inc., 4.75%, 7/15/13                                                     500,000                  481,913
UBS AG Stamford Connecticut, 5.88%, 7/15/16                                                 1,000,000                  976,023
                                                                                                                  ------------
                                                                                                                     1,951,616
                                                                                                                  ------------
COMMERCIAL BANKS (4.0%)
Bank of America Corp., 4.88%, 9/15/12                                                         500,000                  489,460
Bank of America Corp., 7.23%, 8/15/12                                                         500,000                  526,979
Bank One Capital III, 8.75%, 9/1/30                                                           500,000                  527,475
Bank One Corp., 5.25%, 1/30/13                                                                500,000                  490,714
Chase Manhattan Corp., 7.00%, 11/15/09                                                      1,006,000                1,037,907
Hudson United Bank, 7.00%, 5/15/12                                                            681,000                  725,164
National City Corp., 4.90%, 1/15/15                                                         1,000,000                  586,250
Southtrust Bank NA, 7.69%, 5/15/25                                                          1,000,000                1,036,621
Wells Fargo & Co., 4.95%, 10/16/13                                                            500,000                  487,642
                                                                                                                  ------------
                                                                                                                     5,908,212
                                                                                                                  ------------
COMPUTERS & PERIPHERALS (0.7%)
Hewlett-Packard Co., 4.50%, 3/1/13                                                          1,000,000                  991,015
                                                                                                                  ------------
CONSULTING SERVICES (0.7%)
Science Applications International Corp., 7.13%, 7/1/32                                     1,000,000                1,000,663
                                                                                                                  ------------
CONSUMER STAPLES (1.2%)
Coca-Cola Co., 5.35%, 11/15/17                                                              1,350,000                1,356,746
Safeway, Inc., 4.95%, 8/16/10                                                                 500,000                  499,336
                                                                                                                  ------------
                                                                                                                     1,856,082
                                                                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Citigroup, Inc., 4.88%, 5/7/15                                                                500,000                  455,939
                                                                                                                  ------------
FINANCIAL SERVICES (2.3%)
Boeing Capital Corp., 5.80%, 1/15/13                                                          500,000                  520,346
HSBC Finance Corp., 5.25%, 1/14/11                                                          1,000,000                1,002,460
John Deere Capital Corp., Series D, 4.40%, 7/15/09                                          1,000,000                1,008,748
SLM Corp., 5.00%, 6/15/18, Callable 12/15/08 @ 100                                            500,000                  372,848
SLM Corp., 5.14%, 3/2/09(a)                                                                   500,000                  478,575
                                                                                                                  ------------
                                                                                                                     3,382,977
                                                                                                                  ------------
FORESTRY (0.4%)
Louisiana Pacific Corp., 8.88%, 8/15/10                                                       125,000                  123,750

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            SHARES OR
                                                                                            PRINCIPAL
                                                                                             AMOUNT                  VALUE
                                                                                           ----------             ------------
CORPORATE BONDS -- CONTINUED

FORESTRY -- CONTINUED
Weyerhaeuser Co., 5.95%, 11/1/08                                                           $  500,000             $    502,688
                                                                                                                  ------------
                                                                                                                       626,438
                                                                                                                  ------------
INSURANCE (1.6%)
Allstate Corp., 5.00%, 8/15/14                                                                500,000                  486,545
GE Global Insurance Holding Corp., 6.45%, 3/1/19                                            1,000,000                  993,335
Prudential Financial, Inc., Series C, 4.75%, 6/13/15                                        1,000,000                  934,068
                                                                                                                  ------------
                                                                                                                     2,413,948
                                                                                                                  ------------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (2.2%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35                                           1,000,000                  845,927
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33(a)                                  1,337,558                1,275,324
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37                                      1,711,122                1,197,980
                                                                                                                  ------------
                                                                                                                     3,319,231
                                                                                                                  ------------
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (1.8%)(b)
Abyssinia Missionary Baptist Church Ministries, Inc.,
  6.70%, 9/15/11, Callable 9/15/08 @ 100                                                       83,000                   83,268
Abyssinia Missionary Baptist Church Ministries, Inc.,
  6.80%, 3/15/12, Callable 9/15/08 @ 100                                                       57,000                   57,069
Abyssinia Missionary Baptist Church Ministries, Inc.,
  6.90%, 9/15/12, Callable 9/15/08 @ 100                                                       89,000                   88,859
Abyssinia Missionary Baptist Church Ministries, Inc.,
  7.30%, 9/15/14, Callable 9/15/08 @ 100                                                       73,000                   72,981
Abyssinia Missionary Baptist Church Ministries, Inc.,
  7.40%, 3/15/15, Callable 9/15/08 @ 100                                                      106,000                  106,003
Abyssinia Missionary Baptist Church Ministries, Inc.,
  7.50%, 9/15/15, Callable 9/15/08 @ 100                                                       63,000                   63,364
Abyssinia Missionary Baptist Church Ministries, Inc.,
  7.50%, 3/15/16, Callable 9/15/08 @ 100                                                       90,000                   90,572
Abyssinia Missionary Baptist Church Ministries, Inc.,
  7.50%, 9/15/16, Callable 9/15/08 @ 100                                                       63,000                   63,055
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15,
  Callable 10/21/08 @ 100                                                                     152,000                  151,999
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15,
  Callable 10/21/08 @ 100                                                                     101,000                  101,027
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16,
  Callable 10/21/08 @ 100                                                                     203,000                  204,360
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17,
  Callable 10/21/08 @ 100                                                                     212,000                  212,227
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17,
  Callable 10/21/08 @ 100                                                                      46,000                   46,061
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20,
  Callable 10/21/08 @ 100                                                                      86,000                   85,567
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable
  10/12/08 @ 100                                                                               29,000                   28,621
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable
  10/12/08 @ 100                                                                               71,000                   70,333
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable
  10/12/08 @ 100                                                                               74,000                   73,624
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable
  10/12/08 @ 100                                                                               87,000                   87,555
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable
  10/12/08 @ 100                                                                               90,000                   90,079
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable
  10/12/08 @ 100                                                                               23,000                   22,883
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable
  10/12/08 @ 100                                                                              121,000                  120,385
New Life Anointed Ministries International, Inc., 7.40%,
  12/21/11, Callable 9/21/08 @ 100                                                             44,000                   44,165
New Life Anointed Ministries International, Inc., 7.80%,
  12/21/17, Callable 9/21/08 @ 100                                                            111,000                  110,431
New Life Anointed Ministries International, Inc., 7.80%,
  6/21/18, Callable 9/21/08 @ 100                                                             147,000                  146,246
New Life Anointed Ministries International, Inc., 7.80%,
  12/21/18, Callable 9/21/08 @ 100                                                            152,000                  151,221

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            SHARES OR
                                                                                            PRINCIPAL
                                                                                             AMOUNT                  VALUE
                                                                                           ----------             ------------
CORPORATE BONDS -- CONTINUED

MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS(b) -- CONTINUED
New Life Anointed Ministries International, Inc., 7.80%,
  6/21/19, Callable 9/21/08 @ 100                                                          $  158,000             $    157,190
New Life Anointed Ministries International, Inc., 7.80%,
  12/21/19, Callable 9/21/08 @ 100                                                            165,000                  164,154
                                                                                                                  ------------
                                                                                                                     2,693,299
                                                                                                                  ------------
OIL & GAS - INTEGRATED (0.4%)
Phillips Petroleum Co., 6.65%, 7/15/18                                                        500,000                  542,376
                                                                                                                  ------------
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12                                                               500,000                  531,680
                                                                                                                  ------------
RETAIL (0.3%)
AutoZone, Inc., 4.75%, 11/15/10                                                               500,000                  496,324
                                                                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17                                                      500,000                  548,120
                                                                                                                  ------------
TRANSPORTATION (0.3%)
Union Pacific Corp., 3.63%, 6/1/10                                                            500,000                  491,941
                                                                                                                  ------------
UTILITIES-ELECTRIC & GAS (0.3%)
Duke Energy Corp., 6.25%, 1/15/12                                                             500,000                  523,185
                                                                                                                  ------------
UTILITIES-TELECOMMUNICATIONS (1.7%)
AT&T, Inc., 5.88%, 8/15/12                                                                  2,000,000                2,059,936
Verizon New England, Inc., 4.75%, 10/1/13                                                     500,000                  476,363
                                                                                                                  ------------
                                                                                                                     2,536,299
                                                                                                                  ------------

TOTAL CORPORATE BONDS (Cost $36,051,430)                                                                            33,466,593
                                                                                                                  ------------
U.S. GOVERNMENT AGENCIES (17.0%)

FEDERAL FARM CREDIT BANK (3.3%)
   4.70%, 1/17/18, Callable 1/17/13 @ 100                                                   2,000,000                1,961,542
   5.60%, 11/21/22, Callable 11/21/12 @ 100                                                 3,000,000                2,960,958
                                                                                                                  ------------
                                                                                                                     4,922,500
                                                                                                                  ------------
FEDERAL HOME LOAN BANK (4.9%)
   4.88%, 3/11/11                                                                           2,000,000                2,070,942
   Series 2, 5.75%, 7/7/25, Callable 8/7/08 @ 100                                           1,000,000                  979,511
   Series WJ11, 4.00%, 12/19/11, Callable 9/19/08 @ 100                                     4,365,000                4,335,689
                                                                                                                  ------------
                                                                                                                     7,386,142
                                                                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORP. (2.8%)
   4.63%, 10/25/12                                                                          2,000,000                2,053,566
   5.00%, 10/18/10                                                                          2,000,000                2,070,792
                                                                                                                  ------------
                                                                                                                     4,124,358
                                                                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (6.0%)
   3.25%, 4/28/11, Callable 4/28/09 @ 100                                                   3,000,000                2,978,652
   4.50%, 5/28/15, Callable 11/28/08 @ 100                                                  2,000,000                1,971,394
   5.19%, 6/10/20(a)                                                                        2,000,000                1,960,000
   5.40%, 3/9/17, Callable 3/9/10 @ 100                                                     1,000,000                1,002,951
   5.50%, 5/3/17, Callable 5/3/10 @ 100                                                     1,000,000                1,018,942


                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            SHARES OR
                                                                                            PRINCIPAL
                                                                                             AMOUNT                  VALUE
                                                                                           ----------             ------------
U.S. GOVERNMENT AGENCIES -- CONTINUED
                                                                                                                  ------------
                                                                                                                  $  8,931,939
                                                                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $25,604,333)                                                                   25,364,939
                                                                                                                  ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (40.1%)

FEDERAL HOME LOAN MORTGAGE CORP. (16.5%)
   4.55%, 1/1/35(a)                                                                        $1,199,369                1,215,839
   4.63%, 3/1/35(a)                                                                         2,352,500                2,357,525
   5.00%, 7/15/19                                                                           1,301,011                1,279,645
   5.00%, 5/15/25                                                                             378,923                  380,624
   5.00%, 8/15/35                                                                           1,842,871                1,783,546
   5.00%, 3/1/38                                                                            3,973,445                3,773,573
   5.50%, 3/1/23                                                                            1,461,455                1,453,229
   5.50%, 4/1/30                                                                            1,361,248                1,333,371
   5.50%, 6/1/34                                                                            1,162,177                1,138,377
   5.50%, 3/1/38                                                                            3,943,003                3,858,557
   5.75%, 8/15/31                                                                             473,812                  475,148
   6.00%, 9/1/34                                                                            1,432,173                1,445,555
   6.00%, 8/1/36                                                                              342,625                  344,970
   6.00%, 6/1/37                                                                               99,909                  100,530
   6.00%, 10/1/37                                                                             959,059                  965,023
   6.00%, 12/1/37                                                                           1,081,644                1,088,370
   6.00%, 3/1/38                                                                            1,293,775                1,301,821
                                                                                                                  ------------
                                                                                                                    24,295,703
                                                                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (20.1%)
   2.90%, 11/25/36(a)                                                                       2,845,399                2,766,552
   4.60%, 7/1/34(a)                                                                           127,907                  129,389
   4.73%, 3/1/35(a)                                                                           312,985                  313,104
   5.00%, 10/1/24                                                                             758,757                  734,745
   5.00%, 1/1/30                                                                            1,631,378                1,550,336
   5.00%, 1/1/35                                                                            1,759,660                1,672,246
   5.00%, 1/1/35                                                                            1,540,983                1,464,431
   5.00%, 4/1/38                                                                              318,739                  302,905
   5.00%, 4/1/38                                                                            3,664,311                3,482,279
   5.50%, 12/1/34                                                                           1,397,079                1,368,469
   5.50%, 2/1/35                                                                               63,646                   62,561
   5.50%, 5/1/36                                                                            2,808,550                2,751,033
   5.50%, 8/1/36                                                                              967,725                  947,907
   5.50%, 9/1/36                                                                              897,108                  877,712
   5.50%, 4/25/37                                                                             749,731                  723,053
   5.50%, 9/1/37                                                                            3,413,402                3,343,499
   5.59%, 12/1/36                                                                           3,325,678                3,260,688
   5.59%, 12/1/37                                                                             587,454                  575,482
   6.00%, 9/1/36                                                                            1,772,191                1,782,104
   6.00%, 5/1/37(a)                                                                           737,173                  741,297
   6.50%, 2/1/36                                                                            1,341,732                1,380,866
                                                                                                                  ------------
                                                                                                                    30,230,658
                                                                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. (3.5%)
   5.00%, 4/15/38                                                                             996,424                  963,833
   5.50%, 4/20/37                                                                             500,000                  479,441
   5.50%, 4/15/38                                                                           1,993,644                1,979,730
   6.00%, 1/15/26                                                                               2,279                    2,329
   6.00%, 12/15/28                                                                              2,231                    2,269
   6.00%, 3/15/29                                                                               2,166                    2,202
   6.00%, 11/15/31                                                                              2,426                    2,465
   6.00%, 6/15/37                                                                             934,352                  946,226

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            SHARES OR
                                                                                            PRINCIPAL
                                                                                             AMOUNT                  VALUE
                                                                                           ----------             ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
   6.00%, 10/15/37                                                                         $  952,751             $   964,764
                                                                                                                  ------------
                                                                                                                     5,343,259
                                                                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $61,221,032)                                         59,869,620
                                                                                                                  ------------
U.S. TREASURY OBLIGATIONS (15.5%)

U.S. TREASURY NOTES (15.5%)
   3.50%, 2/15/18                                                                           3,000,000                2,890,548
   4.25%, 11/15/13                                                                          4,000,000                4,186,564
   4.50%, 2/15/09                                                                           4,000,000                4,054,064
   4.50%, 3/31/12                                                                           4,000,000                4,205,000
   4.75%, 2/15/10                                                                           5,000,000                5,182,420
   5.13%, 6/30/11                                                                           2,500,000                2,659,570
                                                                                                                  ------------
                                                                                                                    23,178,166
                                                                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,927,466)                                                                  23,178,166
                                                                                                                  ------------
SHORT-TERM INVESTMENT (4.2%)
SSgA U.S. Government Money Market Fund, 2.42%(a)                                            6,293,722                6,293,722
                                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $6,293,722)                                                                       6,293,722
                                                                                                                  ------------
TOTAL INVESTMENTS (COST $152,097,983) 99.2%                                                                        148,173,040

OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%                                                                           1,265,626
                                                                                                                  ------------
NET ASSETS 100.0%                                                                                                 $149,438,666
                                                                                                                  ============

(a) Variable rate security. Rate shown represents the rate as of July 31, 2008.
(b) The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS (99.3%)

AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                  2,470                $     75,483
                                                                                ------------
AIRLINES (0.1%)
Ryanair Holdings PLC, Sponsored ADR(a)                     2,640                      64,284
                                                                                ------------
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A                         1,360                      80,376
                                                                                ------------
AUTOMOBILES (3.2%)
DaimlerChrysler AG                                        11,030                     636,321
Honda Motor Co., Ltd., Sponsored ADR                      17,710                     566,543
Nissan Motor Co., Ltd., Sponsored ADR                     12,490                     191,222
Toyota Motor Corp., Sponsored ADR                         14,710                   1,265,795
                                                                                ------------
                                                                                   2,659,881
                                                                                ------------
CAPITAL MARKETS (2.5%)
Credit Suisse Group, Sponsored ADR                        12,040                     600,555
Deutsche Bank AG, Registered                               6,310                     581,656
Nomura Holdings, Inc., ADR                                21,660                     311,471
UBS AG, ADR(a)                                            32,953                     636,322
                                                                                ------------
                                                                                   2,130,004
                                                                                ------------
CHEMICALS (1.6%)
Agrium, Inc.                                               1,780                     156,640
NOVA Chemicals Corp.                                         970                      24,725
Potash Corp. of Saskatchewan, Inc.                         3,440                     702,689
Sociedad Quimica y Minera de
  Chile SA, Sponsored ADR                                  1,380                      56,483
Syngenta AG, ADR                                           6,200                     360,158
                                                                                ------------
                                                                                   1,300,695
                                                                                ------------
COMMERCIAL BANKS (16.6%)
Allied Irish Banks PLC, Sponsored ADR                      5,470                     137,352
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR         42,470                     781,873
Banco Bradesco SA, Sponsored ADR                          36,590                     776,806
Banco de Chile, ADR                                          818                      36,679
Banco Itau Holding Financeira SA, ADR                     31,402                     668,852
Banco Santander Central Hispano SA, Sponsored ADR         70,410                   1,349,056
Banco Santander Chile SA, ADR                              1,150                      52,555
Bank of Ireland, Sponsored ADR                             3,170                     108,636
Bank of Montreal                                           6,400                     299,968
Bank of Nova Scotia                                       12,050                     587,196
Barclays PLC, Sponsored ADR                               18,430                     501,296
Canadian Imperial Bank of Commerce                         4,740                     287,955
HDFC Bank Ltd., ADR                                        1,180                      92,252
HSBC Holdings PLC, Sponsored ADR                          27,160                   2,240,971
ICICI Bank Ltd., Sponsored ADR                             5,080                     150,419
Kookmin Bank, Sponsored ADR                                8,400                     481,656
Lloyds TSB Group PLC, Sponsored ADR                       16,190                     380,465
Mitsubishi UFJ Financial Group, Inc., ADR                107,640                     945,079
Mizuho Financial Group, Inc., ADR                         58,920                     560,329
National Bank of Greece SA, ADR                           23,055                     216,719
Royal Bank of Canada                                      15,980                     736,199
Royal Bank of Scotland Group PLC, Sponsored ADR          162,020                     688,585
Shinhan Financial Group Co., Ltd., ADR                     4,710                     440,055
The Toronto - Dominion Bank                                9,510                     577,828
Unibanco-Unico de Bancos Brasileiros SA, GDR               2,750                     361,982
Westpac Banking Corp., Sponsored ADR                       4,670                     473,725
                                                                                ------------
                                                                                  13,934,488
                                                                                ------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
Corporate Express, Sponsored ADR                           1,700                      24,828
                                                                                ------------
COMMUNICATIONS EQUIPMENT (2.8%)
Alcatel-Lucent, Sponsored ADR(a)                          25,500                     153,255
Nokia Oyj, Sponsored ADR                                  43,700                   1,193,884
Research In Motion Ltd.(a)                                 5,480                     673,054
Telefonektiebolaget LM Ericsson, Sponsored ADR            32,700                     342,696
                                                                                ------------
                                                                                   2,362,889
                                                                                ------------
CONSTRUCTION MATERIALS (0.7%)
Cemex SA de CV, Sponsored ADR(a)                          19,520                     414,995
CRH PLC, Sponsored ADR                                     6,200                     167,090
                                                                                ------------
                                                                                     582,085
                                                                                ------------
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR                                  2,160                     162,475
                                                                                ------------
DIVERSIFIED CONSUMER SERVICES (0.4%)
Reed Elsevier NV, Sponsored ADR                            4,753                     157,419
Reed Elsevier PLC, Sponsored ADR                           4,457                     202,125
                                                                                ------------
                                                                                     359,544
                                                                                ------------
DIVERSIFIED FINANCIAL SERVICES (1.0%)
ING Groep NV, Sponsored ADR                               25,970                     848,440
                                                                                ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.8%)
BCE, Inc.                                                  9,895                     375,416
Brasil Telecom Participacoes SA, ADR                         720                      56,275
BT Group PLC, Sponsored ADR                                9,670                     320,270
China Netcom Group Corp. (Hong Kong), Ltd., Sponsored ADR  1,620                      98,140
China Unicom Ltd., ADR                                     8,690                     177,797
Compania de Telecomunicaciones de Chile SA, Sponsored ADR  2,360                      14,136
France Telecom SA, Sponsored ADR                          20,460                     644,285
Hellenic Telecommunications Organization SA, ADR           7,860                      81,980

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

DIVERSIFIED TELECOMMUNICATION SERVICES -- CONTINUED
Nippon Telegraph & Telephone Corp., ADR                   20,960                $    530,707
Nortel Networks Corp.(a)                                   4,528                      34,594
Portugal Telecom SGPS SA, Sponsored ADR                   11,700                     127,062
PT Telekomunikasi Indonesia, Sponsored ADR                 3,850                     126,973
Tele Norte Leste Participacoes SA, ADR                     6,490                     153,229
Telecom Corp. of New Zealand Ltd., Sponsored ADR           5,828                      80,252
Telecom Italia S.p.A., Sponsored ADR                      12,290                     220,114
Telefonica SA, Sponsored ADR                              18,590                   1,446,860
Telefonos de Mexico SA de CV, Sponsored ADR                8,020                     202,104
Telus Corp. ADR                                            4,190                     147,614
                                                                                ------------
                                                                                   4,837,808
                                                                                ------------
ELECTRIC UTILITIES (0.4%)
Companhia Energetica de Minas Gervais, Sponsored ADR       7,071                     167,936
Enersis SA, Sponsored ADR                                  3,940                      70,211
Korea Electric Power Corp., Sponsored ADR                  7,970                     127,122
                                                                                ------------
                                                                                     365,269
                                                                                ------------
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR                                   26,000                     681,720
                                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
AU Optronics Corp., Sponsored ADR                         16,685                     188,535
Hitachi Ltd., Sponsored ADR                                3,870                     277,827
Kyocera Corp., Sponsored ADR                               2,550                     220,779
LG Display Co., Ltd., ADR                                  4,440                      65,979
TDK Corp., ADR                                             1,740                     100,920
                                                                                ------------
                                                                                     854,040
                                                                                ------------
ENERGY EQUIPMENT & SERVICES (0.4%)
Tenaris SA, ADR                                            5,670                     341,618
                                                                                ------------
FOOD & STAPLES RETAILING (0.0%)
Distribucion y Servicio D&S SA, ADR                        1,020                      22,501
                                                                                ------------
FOOD PRODUCTS (1.5%)
Cadbury Schweppes PLC, Sponsored ADR                       5,120                     242,535
Unilever NV, NY Shares                                    20,930                     579,970
Unilever PLC, Sponsored ADR                               16,254                     445,197
                                                                                ------------
                                                                                   1,267,702
                                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                          2,640                     141,636
                                                                                ------------
HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical Care AG & Co., ADR                       3,510                     193,401
                                                                                ------------
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR                     3,741                      49,045
                                                                                ------------
HOUSEHOLD DURABLES (1.1%)
Koninklijke Royal Philips Electronics NV, NY Shares       13,200                     439,296
Matsushita Electric Industial Co., Ltd., Sponsored ADR    22,790                     481,097
Thomson, Sponsored ADR(a)                                  3,420                      14,843
                                                                                ------------
                                                                                     935,236
                                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Companhia Paranaense de Energia-Copel, Sponsored ADR       1,980                      40,372
Empresa Nacional de Electricidad SA, Sponsored ADR         1,950                      93,113
                                                                                ------------
                                                                                     133,485
                                                                                ------------
INDUSTRIAL CONGLOMERATES (1.6%)
Siemens AG, Sponsored ADR                                 10,490                   1,273,276
Tomkins PLC, Sponsored ADR                                 2,660                      26,733
                                                                                ------------
                                                                                   1,300,009
                                                                                ------------
INSURANCE (4.3%)
Aegon NV, NY Registered Shares                            14,900                     174,032
Allianz AG, ADR                                           51,070                     869,211
Axa, ADR                                                  20,660                     607,197
China Life Insurance Co., Ltd., ADR                       11,800                     667,762
Manulife Financial Corp.                                  18,310                     674,357
Prudential PLC, ADR                                       14,520                     312,616
Sun Life Financial, Inc.                                   7,720                     301,698
                                                                                ------------
                                                                                   3,606,873
                                                                                ------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
FUJIFILM Holdings Corp., ADR                               6,280                     195,748
                                                                                ------------
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
MDS, Inc.(a)                                               2,610                      36,566
                                                                                ------------
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR                                2,330                      73,791
                                                                                ------------
MEDIA (0.9%)
Grupo Televisa SA, Sponsored ADR                          10,710                     240,868
Pearson PLC, Sponsored ADR                                10,970                     140,636
Shaw Communications, Inc., Class B                         5,300                     111,141

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

MEDIA -- CONTINUED
Thomson Reuters Corp.                                      2,980                $     96,045
WPP Group PLC, Sponsored ADR                               3,340                     158,884
                                                                                ------------
                                                                                     747,574
                                                                                ------------
METALS & MINING (11.9%)
Agnico-Eagle Mines Ltd.                                    1,790                      97,824
Alumina Ltd., Sponsored ADR                                3,080                      52,976
Aluminum Corp. of China Ltd., ADR                          1,930                      49,041
Anglo American PLC, Unsponsored ADR                       29,816                     851,545
AngloGold Ashanti Ltd., Sponsored ADR                      3,960                     130,561
Barrick Gold Corp.                                        10,280                     435,358
BHP Billiton Ltd., Sponsored ADR                          18,880                   1,409,581
BHP Billiton PLC, ADR                                     12,490                     827,587
Cameco Corp.                                               3,960                     142,283
Companhia Siderurgica Nacional SA, Sponsored ADR          10,120                     396,603
Companhia Vale do Rio Doce, ADR                           32,150                     965,464
Compania de Minas Buenaventura SA, ADR                     2,860                      76,963
Compania Vale do Rio Doce, Sponsored ADR                  45,980                   1,203,297
Fording Canadian Coal Trust                                1,360                     120,754
Gerdau SA, Sponsored ADR                                  15,470                     336,782
Gold Fields Ltd., Sponsored ADR                            8,140                      96,133
Goldcorp, Inc.                                             8,177                     305,411
Kinross Gold Corp.                                         6,980                     126,687
Lundin Mining Corp.(a)                                     2,820                      15,115
Mechel, Sponsored ADR                                      1,540                      32,679
POSCO, ADR                                                 6,920                     917,938
Rio Tinto PLC, Sponsored ADR                               2,468                   1,030,637
Teck Cominco Ltd., Class B                                 4,970                     228,471
Yamana Gold, Inc.                                          7,310                      90,425
                                                                                ------------
                                                                                   9,940,115
                                                                                ------------
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR                           7,000                     462,700
Transalta Corp., ADR                                       3,670                     131,019
Veoilia Environnement, ADR                                 4,500                     240,930
                                                                                ------------
                                                                                     834,649
                                                                                ------------
OFFICE ELECTRONICS (0.8%)
Canon, Inc., Sponsored ADR                                14,310                     652,965
                                                                                ------------
OIL, GAS & CONSUMABLE FUELS (19.5%)
BP PLC, Sponsored ADR                                     35,700                   2,193,408
Canadian Natural Resources Ltd.                            6,090                     475,324
China Petroleum & Chemical Corp., ADR                      2,190                     230,476
CNOOC Ltd., ADR                                            3,580                     527,620
Enbridge, Inc.                                             5,720                     250,994
EnCana Corp.                                               8,640                     623,722
Enerplus Resources Fund                                    2,620                     107,839
ENI S.p.A., Sponsored ADR                                 14,620                     985,388
Imperial Oil Ltd.                                          3,430                     167,830
Nexen, Inc.                                                6,040                     191,106
Penn West Energy Trust                                     5,440                     163,146
Petro-Canada                                               5,710                     263,973
Petrobras Energia Paticipaciones SA, Sponsored ADR         1,030                      11,031
PetroChina Co., Ltd., ADR                                  5,100                     680,646
Petroleo Brasileiro SA, ADR                               14,880                     831,941
Petroleo Brasileiro SA, Sponsored ADR                     37,300                   1,709,832
Repsol YPF SA, Sponsored ADR                              10,560                     353,021
Royal Dutch Shell PLC, ADR                                19,650                   1,391,023
Royal Dutch Shell PLC, Class B, ADR                       16,050                   1,126,068
Santos Ltd., Sponsored ADR                                 1,800                     121,140
Sasol Ltd., Sponsored ADR                                  6,280                     332,463
Statoil ASA, Sponsored ADR                                13,887                     449,661
Suncor Energy, Inc.                                       10,500                     572,250
Talisman Energy, Inc.                                     11,480                     204,688
Total SA, Sponsored ADR                                   27,370                   2,093,258
TransCanada Corp.                                          8,080                     313,019
                                                                                ------------
                                                                                  16,370,867
                                                                                ------------
PAPER & FOREST PRODUCTS (0.1%)
Aracruz Celulose SA, Sponsored ADR                           710                      49,345
                                                                                ------------
PHARMACEUTICALS (6.3%)
AstraZeneca PLC, Sponsored ADR                            17,610                     854,965
Biovail Corp.                                              2,380                      24,157
Elan Corp. PLC, Sponsored ADR(a)                           5,510                     110,476
GlaxoSmithKline PLC, ADR                                  32,030                   1,491,317
Novartis AG, ADR                                          31,450                   1,866,557
NovoNordisk A/S, Sponsored ADR                             6,270                     398,208
Teva Pharmaceutical Industries Ltd., Sponsored ADR        11,580                     519,247
                                                                                ------------
                                                                                   5,264,927
                                                                                ------------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A                 5,952                      200,106
                                                                                 ------------
ROAD & RAIL (0.5%)
Canadian National Railway Co.                              5,860                      309,115
Canadian Pacific Railway Ltd.                              2,140                      134,413
                                                                                 ------------
                                                                                      443,528
                                                                                 ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
ADVANTEST Corp., ADR                                       2,115                       43,146
ARM Holdings PLC, Sponsored ADR                            4,970                       28,180
ASML Holding NV, NY Registered Shares                      4,935                      112,469
Infineon Technologies AG, ADR(a)                           8,080                       60,761
STMicroelectronics NV, NY Shares                           7,910                       87,484
Taiwan Semiconductor Manufacturing Co., Ltd.,
  Sponsored ADR                                          114,895                    1,091,499

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- CONTINUED
United Microelectronics Corp., Sponsored ADR(a)          59,952                 $    154,077
                                                                                ------------
                                                                                   1,577,616
                                                                                ------------
SOFTWARE (1.4%)
Dassault Systemes SA, ADR                                 1,410                       90,663
Infosys Technologies Ltd., Sponsored ADR                  7,660                      301,727
SAP AG, ADR                                              11,080                      640,535
Satyam Computer Services Ltd., ADR                        4,170                       88,988
Thomson Reuters PLC, ADR                                    488                       78,841
                                                                                ------------
                                                                                   1,200,754
                                                                                ------------
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)                                1,460                       36,836
Luxottica Group S.p.A., Sponsored ADR                     2,830                       69,561
                                                                                ------------
                                                                                     106,397
                                                                                ------------
TRADING COMPANY & DISTRIBUTORS (0.5%)
Mitsui & Co., Ltd., Sponsored ADR                           932                      387,703
                                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES (6.9%)
America Movil SA, ADR, Series L                          23,790                    1,201,157
China Mobile Ltd., Sponsored ADR                         22,430                    1,499,446
China Telecom Corp. Ltd., ADR                             2,010                      109,625
Chunghwa Telecom Co., Ltd., ADR                          12,003                      302,356
Mobile TeleSystems, Sponsored ADR                         2,710                      193,494
NTT DoCoMo, Inc., Sponsored ADR                          19,790                      325,546
Rogers Communications, Inc., Class B                      6,570                      222,657
SK Telecom Co., Ltd., ADR                                 8,600                      183,352
Vimpel-Communications, Sponsored ADR                      4,280                      107,984
Vodafone Group PLC, Sponsored ADR                        60,703                    1,628,661
                                                                                ------------
                                                                                   5,774,278
                                                                                ------------
TOTAL COMMON STOCKS (COST $87,465,581)                                            83,172,744
                                                                                ------------
SHORT-TERM INVESTMENT (0.5%)
SSgA U.S. Government Money Market Fund, 2.42%(b)        410,588                      410,588
                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $410,588)                                         410,588
                                                                                ------------
TOTAL INVESTMENTS (COST $87,876,169) 99.8%                                        83,583,332

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                                           197,854
                                                                                ------------
NET ASSETS 100.0%                                                               $ 83,781,186
                                                                                ============

(a)   Represents non-income producing security.
(b)   Variable rate security. Rate shown represents the rate as of
      July 31, 2008.
ADR   American Depositary Receipt
GDR   Global Depositary Receipt
PLC   Public Limited Co.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS (98.9%)

AUTOMOBILES (1.2%)
DaimlerChrysler AG                                        16,790                 $   968,615
                                                                                 -----------
BEVERAGES (1.3%)
Coca-Cola Co.                                             20,620                   1,061,930
                                                                                 -----------
CAPITAL MARKETS (2.3%)
Deutsche Bank AG, Registered                              20,490                   1,888,768
                                                                                 -----------
CHEMICALS (2.6%)
E.I. Du Pont De Nemours & Co.                             48,550                   2,126,976
                                                                                 -----------
COMMERCIAL BANKS (13.1%)
Barclays PLC, Sponsored ADR                               61,380                   1,669,536
BB&T Corp.                                                92,940                   2,604,179
Canadian Imperial Bank of Commerce                        20,510                   1,245,982
Comerica, Inc.                                            22,250                     639,020
HSBC Holdings PLC, Sponsored ADR                          24,260                   2,001,693
TCF Financial Corp.                                       25,900                     330,225
U.S. Bancorp                                              44,640                   1,366,430
Westpac Banking Corp., Sponsored ADR                       9,350                     948,464
                                                                                 -----------
                                                                                  10,805,529
                                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (5.4%)
Avery Dennison Corp.                                      28,000                   1,232,280
Healthcare Services Group                                 50,250                     834,653
Pitney Bowes, Inc.                                        57,780                   1,831,048
Waste Management, Inc.                                    15,180                     539,497
                                                                                 -----------
                                                                                   4,437,478
                                                                                 -----------
CONSTRUCTION MATERIALS (0.7%)
CRH PLC, Sponsored ADR                                    20,570                     554,362
                                                                                 -----------
DISTRIBUTORS (2.4%)
Genuine Parts Co.                                         50,330                   2,018,736
                                                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
BT Group PLC, Sponsored ADR                               18,740                     620,669
France Telecom SA, Sponsored ADR                          37,500                   1,180,875
Portugal Telecom SGPS SA, Sponsored ADR                  125,240                   1,360,106
                                                                                 -----------
                                                                                   3,161,650
                                                                                 -----------
ELECTRIC UTILITIES (1.8%)
Pinnacle West Capital Corp.                               43,080                   1,446,196
                                                                                 -----------
ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric Co.                                       9,410                     458,267
                                                                                 -----------
FOOD PRODUCTS (4.6%)
H.J. Heinz Co.                                            54,110                   2,726,062
Kraft Foods, Inc., Class A                                33,690                   1,072,016
                                                                                 -----------
                                                                                   3,798,078
                                                                                 -----------
GAS UTILITIES (1.6%)
AGL Resources, Inc.                                       37,540                   1,297,382
                                                                                 -----------
HOTELS, RESTAURANTS & LEISURE (2.3%)
McDonald's Corp.                                          31,710                   1,895,941
                                                                                 -----------
HOUSEHOLD PRODUCTS (1.7%)
Kimberly-Clark Corp.                                      15,020                     868,607
WD-40 Co.                                                 16,790                     573,714
                                                                                 -----------
                                                                                   1,442,321
                                                                                 -----------
INDUSTRIAL CONGLOMERATES (4.2%)
3M Co.                                                     5,650                     397,704
General Electric Co.                                     109,880                   3,108,505
                                                                                 -----------
                                                                                   3,506,209
                                                                                 -----------
INSURANCE (0.4%)
Aegon NV, NY Registered Shares                            30,060                     351,101
                                                                                 -----------
IT SERVICES (1.7%)
Paychex, Inc.                                             42,860                   1,410,951
                                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (4.1%)
Mattel, Inc.                                             167,450                   3,357,372
                                                                                 -----------
MEDIA (0.9%)
Shaw Communications, Inc., Class B                        33,730                     707,318
                                                                                 -----------
METALS & MINING (1.3%)
Anglo American PLC, Unsponsored ADR                       17,050                     486,948
Teck Cominco Ltd., Class B                                13,200                     606,804
                                                                                 -----------
                                                                                   1,093,752
                                                                                 -----------
MULTI-UTILITIES (2.2%)
SCANA Corp.                                               13,340                     482,775
Vectren Corp.                                             46,880                   1,368,896
                                                                                 -----------
                                                                                   1,851,671
                                                                                 -----------
OIL, GAS & CONSUMABLE FUELS (18.7%)
BP PLC, Sponsored ADR                                     24,510                   1,505,894
CNOOC Ltd., ADR                                           13,120                   1,933,626
Enbridge, Inc.                                            26,420                   1,159,310
ENI S.p.A., Sponsored ADR                                 49,550                   3,339,670
PetroChina Co., Ltd., ADR                                  4,730                     631,266
Santos Ltd., Sponsored ADR                                44,840                   3,017,732
Total SA, Sponsored ADR                                   44,630                   3,413,302
TransCanada Corp.                                         11,750                     455,195
                                                                                 -----------
                                                                                  15,455,995
                                                                                 -----------
PHARMACEUTICALS (8.5%)
AstraZeneca PLC, Sponsored ADR                            28,040                   1,361,342
Eli Lilly & Co.                                           44,750                   2,108,172
GlaxoSmithKline PLC, ADR                                  23,460                   1,092,298

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008 (UNAUDITED)
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED

PHARMACEUTICALS -- CONTINUED
Johnson & Johnson                                         35,490                 $ 2,430,000
                                                                                 -----------
                                                                                   6,991,812
                                                                                 -----------
REAL ESTATE INVESTMENT TRUST (3.6%)
Entertainment Properties Trust                            40,960                   2,197,094
Hospitality Properties Trust                              37,220                     792,786
                                                                                 -----------
                                                                                   2,989,880
                                                                                 -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
Analog Devices, Inc.                                      39,120                   1,193,551
Linear Technology Corp.                                   65,150                   2,022,908
Microchip Technology, Inc.                                42,810                   1,366,923
                                                                                 -----------
                                                                                   4,583,382
                                                                                 -----------
SOFTWARE (1.3%)
Microsoft Corp.                                           41,100                   1,057,092
                                                                                 -----------
TEXTILES APPAREL & LUXURY GOODS (1.1%)
VF Corp.                                                  13,060                     934,835
                                                                                 -----------
TOTAL COMMON STOCKS (COST $88,157,654)                                            81,653,599
                                                                                 -----------

SHORT-TERM INVESTMENT (1.0%)
Fifth Third Institutional
  Government Money Market Fund, 2.11%(a)                 847,311                     847,311
                                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS (COST $847,311)                                         847,311
                                                                                 -----------
TOTAL INVESTMENTS (COST $89,004,965) 99.9%                                        82,500,910

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%                                            82,575
                                                                                 -----------
NET ASSETS 100.0%                                                                $82,583,485
                                                                                 ===========

(a)   Variable rate security. Rate shown represents the rate as of
      July 31, 2008.
ADR   American Depositary Receipt
PLC   Public Limited Co.

At July 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                               Net Unrealiged
                                                    Tax Unrealized          Tax Unrealized      Appreciation
Fund                                   Tax Cost      Appreciation           (Depreciation)     (Depreciation)
----------------------------         ------------------------------------------------------------------------
Large Cap Enhanced Index Fund        154,362,264       7,720,836             (19,665,928)       (11,945,092)
Select Bond Fund                     152,097,983         741,597              (4,666,540)        (3,924,943)
International Enhanced Index Fund     87,897,256       5,541,599              (9,855,523)        (4,313,924)
Global Equity Income Fund             89,004,965       1,493,253              (7,997,308)        (6,504,055)

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
Steward Funds, Inc.
July 31, 2008
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157
--------------------------------------------------

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
    o Level 1 - quoted prices in active markets for identical assets.
    o Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
    o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used to for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Funds' net assets as of July 31, 2008:

                                                                LEVEL 2 - OTHER SIGNIFICANT         LEVEL 3 - SIGNIFICANT
                                LEVEL 1 - QUOTED PRICES               OBSERVABLE INPUTS              UNOBSERVABLE INPUTS
                            INVESTMENTS    OTHER FINANCIAL    INVESTMENTS    OTHER FINANCIAL     INVESTMENTS    OTHER FINANCIAL
              FUND NAME    IN SECURITIES     INVESTMENTS*    IN SECURITIES     INVESTMENTS*     IN SECURITIES     INVESTMENTS*
----------------------------------------------------------   --------------------------------   -------------------------------
Steward Large Cap
  Enhanced Index Fund      $ 142,417,172                              -                                   -
Steward Select Bond Fund             -                        145,479,741                           2,693,299
Steward International
  Enhanced Index Fund         83,583,332                              -                                   -
Steward Global Equity
  Income Fund                 82,500,910                              -                                   -
                           -------------------------------   --------------------------------   -------------------------------
                   TOTAL   $ 308,501,414    $          -     $145,479,741     $           -     $   2,693,299    $          -
                           ===============================   ================================   ===============================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

                                                            STEWARD SELECT BOND FUND

                                                        INVESTMENTS      OTHER FINANCIAL
                                                       IN SECURITIES       INVESTMENTS*
                                                       ---------------------------------
Balance as of 4/30/08                                   $2,748,269        $          -
Accrued Accretion / (Amortization)                             -                     -
Change in Unrealized Appreciation / (Depreciation)           2,030                   -
Realized Market Gain / (Loss)                                  -                     -
Net Purchase / (Sales)                                     (57,000)                  -
Transfers In / (Out) of Level 3                                -                     -
                                                       ---------------------------------
Balance as of 7/31/08                                   $2,693,299        $          -
                                                       =================================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STEWARD FUNDS, INC.
            ---------------------------------

By  (Signature and Title)* /s/ Edward Jaroski
                           ----------------------------------
                           Edward Jaroski, President
Date  September 29, 2008
      -------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward Jaroski
                          -----------------------------------------------
                          Edward Jaroski, President
Date  September 29, 2008
      -------------------------------------------------------------------

By (Signature and Title)* /s/ Carla Homer
                          -----------------------------------------------
                           Carla Homer, Treasurer
Date  September 29, 2008
      -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.